Supplemental Information - Supplemental Information of Balance Sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents	$ 5,031	$ 5,430	[1]
Restricted cash	772	770	[1]
Trade receivables	399	496	[1]
Financing receivables, net	19,167	19,795	[1]
Inventories, net	6,726	6,452	[1]
Property, plant and equipment, net	5,901	6,831	[1]
Investments in unconsolidated subsidiaries and affiliates	526	561	[1]
Equipment under operating leases	1,774	1,845	[1]
Goodwill	2,453	2,472	[1]	$ 2,449
Other intangible assets, net	788	792	[1]
Deferred tax assets	591	852	[1]
Derivative assets	98	77	[1]
Other assets	1,874	1,925	[1]
Total Assets	46,100	48,298	[1]
LIABILITIES AND EQUITY
Debt	24,445	25,895	[1]
Trade payables	5,889	6,060	[1]
Deferred tax liabilities	114	94	[1]
Pension, postretirement and other postemployment benefits	1,488	2,300	[1]
Derivative liability	108	98	[1]
Other liabilities	8,958	9,594	[1]
Total Liabilities	41,002	44,041	[1]
Total Equity	5,068	4,232	[1]	$ 4,320	$ 4,843
Redeemable noncontrolling interest	30	25	[1]
Total Liabilities and Equity	46,100	48,298	[1]
Industrial Activities
ASSETS
Cash and cash equivalents	4,553	4,901
Restricted cash	0	0
Trade receivables	398	490
Financing receivables, net	1,253	1,718
Inventories, net	6,510	6,236
Property, plant and equipment, net	5,899	6,829
Investments in unconsolidated subsidiaries and affiliates	3,126	3,173
Equipment under operating leases	34	35
Goodwill	2,301	2,316
Other intangible assets, net	774	779
Deferred tax assets	635	869
Derivative assets	81	73
Other assets	1,707	1,742
Total Assets	27,271	29,161
LIABILITIES AND EQUITY
Debt	6,347	7,443
Trade payables	5,771	5,936
Deferred tax liabilities	83	94
Pension, postretirement and other postemployment benefits	1,470	2,280
Derivative liability	89	88
Other liabilities	8,413	9,063
Total Liabilities	22,173	24,904
Total Equity	5,068	4,232
Redeemable noncontrolling interest	30	25
Total Liabilities and Equity	27,271	29,161
Financial services
ASSETS
Cash and cash equivalents	478	529
Restricted cash	772	770
Trade receivables	34	53
Financing receivables, net	20,252	20,699
Inventories, net	216	216
Property, plant and equipment, net	2	2
Investments in unconsolidated subsidiaries and affiliates	219	205
Equipment under operating leases	1,740	1,810
Goodwill	152	156
Other intangible assets, net	14	13
Deferred tax assets	175	198
Derivative assets	24	14
Other assets	323	358
Total Assets	24,401	25,023
LIABILITIES AND EQUITY
Debt	20,436	21,075
Trade payables	173	193
Deferred tax liabilities	250	215
Pension, postretirement and other postemployment benefits	18	20
Derivative liability	26	20
Other liabilities	681	686
Total Liabilities	21,584	22,209
Total Equity	2,817	2,814
Redeemable noncontrolling interest	0	0
Total Liabilities and Equity	$ 24,401	$ 25,023

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606).